Guarantees, Engagements and Charges (Narrative) (Details) $ in Thousands, ₪ in Millions, дин in Millions		1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Oct. 02, 2023	Aug. 31, 2023	Jun. 30, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020	Jan. 31, 2024 RSD (дин)
Guarantees contingent liabilities engagements and charges [Line Items]
Other financial liabilities						$ 8,141	$ 1,224
Loan to finance the Atrisco project - PV [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Amount Of Capital Contribution						198,000
Deferred income related to tax equity						355,600
Other financial liabilities						$ 51,600
Storage One [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity								48MW
Storage Tender Two [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity								82MW
Gecama Wind Energy Project In Spain [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Hedged Electricity Production Percentage					64.00%	64.00%
Forecasted Hedged Electricity Production Percentage					65.00%	65.00%
Hedged Forecasted Electricity Production Capacity					EUR 65.25 MWh	EUR 65.25 MWh
Weighted Average Price In Hedge Transaction					EUR 99.39 MWh	EUR 99.39 MWh
Solar Project Capacity Acquired					329MW	329MW
Picasso Wind Energy Project In Sweden [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Hedged Electricity Production Percentage					35.00%	35.00%
Hedged Electricity Production Capacity					33.75 EUR per MWh	33.75 EUR per MWh
Percentage Of Metered Output As Measured At The Delivery Point					50.00%	50.00%
Series Of Pv Projects Integrated With Storage In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Electricity Storage Capacity					594MWh	594MWh
Solar Project Capacity Acquired					254MW	254MW
Raaba Acdc And Tapolca P V Projects In Hungary [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired		26 MW		60MW
Solar Energy Storage Term		15 years
Pupin Wind Project In Serbia [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Contract For Differences Project Output Linked To Eurostat Consumer Price Index Percentage	72.00%
Contract For Differences Base Rate Per Megawatts	EUR 68.88 per MWh
Contract For Differences Agreement Term	15-year
Solar Project Capacity Acquired							94 MW
Financial Guarantees | дин									дин 19.2
Snowflake P V Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Electricity Storage Capacity					1900 MWh	1900 MWh
Solar Project Capacity Acquired					600 MW	600 MW
Solar Energy Storage Term					20 years	20 years
Lone Butte Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage Of Total Investment Cost As Project Finance			100.00%
Proceeds From Disposal Of Photovoltaic Projects			$ 5,700
Photovoltaic Projects In United Stated [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Proceeds From Disposal Of Photovoltaic Projects						$ 12,300
Expected Production Of Electricity					60MW	60MW
Two Photovoltaic Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Proceeds From Disposal Of Photovoltaic Projects					₪ 20.9	$ 5,600
Photovoltaic Projects In Talmei Yafe Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity					11MW	11MW
Photovoltaic Projects In Dorot Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Expected Production Of Electricity					14MW	14MW
Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Electricity Storage Capacity					940 MWh	940 MWh
Solar Project Capacity Acquired					290 MW	290 MW
Solar Energy Storage Term					20-year	20-year
Loan Agreement [Member] | Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Term Loan Financial Project						$ 290,000
Tax Equity Financing						$ 320,000
Agreement Period					The term loan is structured with an amortization tenor of 20-25 years and is to be fully repaid 5 years from the Project’s COD (mini perm).	The term loan is structured with an amortization tenor of 20-25 years and is to be fully repaid 5 years from the Project’s COD (mini perm).
Financial Guarantees						$ 550,000
Bottom of range [member] | Loan Agreement [Member] | Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Borrowings, interest rate						5.50%
Top of range [member] | Loan Agreement [Member] | Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Borrowings, interest rate						6.00%